Expense Example - Ultra Short-Term Bond Fund	Fund Shares 1 Year	Fund Shares 3 Years	Fund Shares 5 Years	Fund Shares 10 Years	Inst. Shares 1 Year	Inst. Shares 3 Years	Inst. Shares 5 Years	Inst. Shares 10 Years	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	R6 Shares 1 Year	R6 Shares 3 Years	R6 Shares 5 Years	R6 Shares 10 Years
USD ($)	61	192	335	750	57	186	336	771	86	5,801	6,571	6,572	42	141	263	618